Property and equipment	12 Months Ended
Nov. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
11. Property and equipment

	Computer equipment	Laboratory equipment	Office furniture and equipment	Leasehold improvements	Total

Cost
Balance as at November 30, 2020	$ 272	$ 107	$ 334	$ 642	$ 1,355
Additions	106	-	1	8	115
Disposals	(5)	-	(3)	-	(8)

Balance as at November 30, 2021	$ 373	$ 107	$ 332	$ 650	$ 1,462
Additions	180	961	-	-	1,141
Disposals	(263)	-	-	-	(263)

Balance as at November 30, 2022	$ 290	$ 1,068	$ 332	$ 650	$ 2,340

Accumulated depreciation
Balance as at November 30, 2020	$ 162	$ 50	$ 114	$ 164	$ 490
Depreciation	72	19	46	100	237
Disposals	(5)	-	(3)	-	(8)

Balance as at November 30, 2021	$ 229	$ 69	$ 157	$ 264	$ 719
Depreciation	157	94	38	101	390
Disposals	(263)	-	-	-	(263)

Balance as at November 30, 2022	$ 123	$ 163	$ 195	$ 365	$846

Net carrying amounts

November 30, 2022	$ 167	$ 905	$ 137	$ 285	$ 1,494

November 30, 2021	$ 144	$ 38	$ 175	$ 386	$ 743